Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions	26. Related Party Transactions26.1 Relationship and transactions with joint venture entity
In 2022, the University of Colorado Anschutz Medical Campus and the University of Colorado Health (UCHealth)
created an asset-centric spin-off, OncoVerity, Inc (OncoVerity), focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in acute myeloid leukemia (AML). OncoVerity is an entity of co-creation, combining the extensive translational biology insights from Dr. Clayton Smith, M.D. from the University of Colorado with our experience on the CD70/CD27 pathway. argenx contributed $7 million in 2024 ($13 million and $2 million in
2023 and 2022 respectively).
The investment has been accounted under IAS 28 Investment in associates and Joint Ventures using the equity method of accounting and has been designated as an “Investment in a joint venture” in the consolidated statements of financial position. The share of net loss resulting from investment in joint ventures is presented in consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss in line “Loss from investment in a joint venture”. The cash contributions made by the Company to the Joint Venture is reported under Cash flow from investing activities under “Investment in a joint venture”.
26.2 Relationship and transactions with subsidiaries
See ‘‘Note 30 — Overview of Consolidation Scope’’ for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.
26.3 Relationship and transactions with key personnel
The Company’s key management personnel consists of the members of the management team and the members of the board of directors.
Remuneration of key management personnel
On December 31, 2024, the Senior Management Team consisted of eight members: Chief Executive Officer, Chief
Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice
President Corporate Development and Strategy and Global Head of Quality Assurance. They provide their services on a full-time basis.
On December 31, 2024, the board of directors consisted of ten members: Mr. Peter Verhaeghe, Dr. Donald deBethizy,
Dr. Pamela Klein, Anthony Rosenberg, James Daly, Camilla Sylvest, Dr. Brian Kotzin, Dr. Ana Cespedes, Mr. Steve
Krognes and Tim Van Hauwermeiren.
Only the Chief Executive Officer is a member of both the Senior Management Team and the board of directors. The
Chief Executive Officer does not receive any remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the Senior Management Team.
The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2024	2023	2022
Remuneration of key management personnel
Short-term benefits for the Senior Management Team
Gross salary	$4,529	$4,161	$4,199
Variable pay	3,084	2,816	3,077
Employer social security	1,473	807	1,015
Other short term benefits	672	545	372
Termination Benefits	–	–	–
Post-employment benefits for the Senior Management	274	167	104
Cost of stock options granted in the year for the Senior Management Team	17,758	27,983	18,393
Cost of restricted stock units granted in the year for the Senior Management Team	16,211	11,694	9,594
Employer social security cost related to stock options	2,825	(494)	1,101
Total benefits for key management personnel	46,826	47,679	37,855
Numbers of stock options granted in the year
Senior Management Team	98,306	132,100	117,600
Numbers of restricted stock units granted in the year
Senior Management Team	36,365	30,425	26,500

Remuneration of Non-Executive Directors
Board fees and other short-term benefits for Non-	731	533	437
Cost of stock options granted in the year for Non-	–	2,280	3,643
Cost of restricted stock units granted in the year for Non- Executive Directors	4,511	1,034	1,850
Total benefits for Non-Executive Directors	$5,242	$3,847	$5,929
Numbers of stock options granted in the year
Non-Executive Directors	–	12,400	21,600
Numbers of restricted stock units granted in the year
Non-Executive Directors	10,118	2,713	4,800
Other
No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the board of directors or the Senior Management Team. We have not entered into transactions with the Company’s key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the Senior Management Team and the board of directors.